Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
The following table summarizes transactions with related parties for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31,
	2024						2023						2022
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group(1)(2)	—	—	—	—		—	3,233	288	740	—	(7)	—	35,525	—	6,396	—	136	—
Filati Biagioli Modesto S.p.A.	—	5,782	65	—	—	—	5	4,782	141	—	96	—	—	3,304	61	—	—	—
Norda Run Inc.	—	138	(4)	—	—	—	—	2,072	122	—	—	(14)	—	—	—	—	—	—
Tizeta S.r.l.(1)	—	—	—	—	—	—	—	—	—	—	—	—	1	—	—	—	—	—
Luigi Fedeli e Figlio S.r.l.	62	547	4	—	(5)	—	86	85	—	—	—	—	—	—	—	—	—	—
Total associates	62	6,467	65	—	(5)	—	3,324	7,227	1,003	—	89	(14)	35,526	3,304	6,457	—	136	—
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate(3)	14	2,534	4,187	2,106	(744)	—	4	2,580	4,100	2,072	(545)	—	8	2,545	3,638	—	(490)	—
Schneider Group	6	13,398	(1)	—	—	—	25	14,209	14	—		—	23	14,785	52	—	—	—
Alan Real Estate S.A.(3)	—	1,730	3,160	—	(1,708)	—	—	1,650	3,100	—	(310)	(8)		1,692	1,415	—	(13)	—
Agnona S.r.l.	70	55	261	67	(1)	—	64	35	210	32	(1)	(1)	195	262	81	—	—	—
61 West 23rd Street LLC(3)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(16)	—	—	—
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team(4)	341	5,632	1,311	39	4	—	195	5,827	614	6	3	—	1	6,086	33	—	(8)	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	559	—	(1,519)	(1,746)	—	—	3,108	—	(1,522)	350	—	—	—	—	—	—
Other	—	—	2,754	—	—	—	—	—	3,038	—	—	—	—	—	2,563	—	—	—
Total transactions with related parties	493	29,816	12,296	2,212	(3,973)	(1,746)	3,612	31,528	15,187	2,110	(2,286)	327	35,753	28,674	14,223	—	(375)	—
Total for the Group	1,946,647	650,087	1,008,324	121,384	(25,967)	(11,338)	1,904,549	680,235	901,364	114,802	(30,839)	(5,262)	1,492,840	564,832	695,084	85,147	(41,026)	(7,869)
______________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Costs with TFI Group include royalties prior to the completion of the TFI Acquisition amounting to €181 thousand and €3,956 thousand for the years ended December 31, 2023 and 2022, respectively.
(3)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

Schedule of Balances with Related Parties
The following table summarizes assets and liabilities with related parties at December 31, 2024 and 2023.

	At December 31,
	2024				2023
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	14	—	780	—	598	—	927
Luigi Fedeli e Figlio S.r.l.	—	—	—	64	—	3	—	—
Norda Run Inc.	—	—	—	—	—	—	—	2
Total associates	—	14	—	844	—	601	—	929
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate (1)	39,222	81	33,284	8,955	43,215	82	37,320	8,503
Alan Real Estate S.A.(1)	37,357	—	33,332	5,153	37,154	—	33,245	5,291
Schneider Group	—	211	—	2,319	—	—	—	4,176
Agnona S.r.l.	—	33	—	125	—	55	—	56
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team(2)	179	280	—	1,944	406	188	—	2,144
Other related parties connected to directors and shareholders
UBS Group AG	2,542	52,788	1,756	23,254	—	43,202	20,000	3,017
Other	—	—	—	599	—	—	—	530
Total transactions with related parties	79,300	53,407	68,372	43,193	80,775	44,128	90,565	24,646
Total for the Group	1,627,811	1,206,162	998,201	852,885	1,479,375	1,287,636	853,992	1,012,123
______________________
(1)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(2)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.

Schedule of Remuneration and Outstanding Balances With Key Management Personnel Explanatory
The following table summarizes remuneration of and outstanding balances with the directors of the Group and key executives with strategic responsibilities:

	Key Management Personnel					Outstanding Balance
(€ thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Financial income	Employee benefits	Other current and non-current financial liabilities(2)	Other current liabilities	Non-current financial assets
2024	15,849	1,986	3,392	4,058	—	7,074	127,072	4,912	—
2023	17,516	3,047	9,110	14,251	—	4,346	138,558	43,034	—
2022	17,337	1,015	13,623	9,358	(24)	28,648	156,782	6,861	2,240
______________________
(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investment in Thom Browne.